UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     June 30, 2005

Check here if Amendment [ ];       Amendment Number: ___
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Fort Point Capital Management LLC
Address:          One Montgomery Street, Suite 3300
                  San Francisco, CA 94104

Form 13F File Number:  028-10129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert A. Riemer
Title:     Chief Financial Officer
Phone:     (415) 394-0450

Signature, Place, and Date of Signing:

 /s/  Robert A. Riemer          San Francisco, CA              08/12/05
 ---------------------       -----------------------         ----------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                           --------------

Form 13F Information Table Entry Total:                              63
                                                           --------------

Form 13F Information Table Value Total:                     $ 184,462,833
                                                           --------------

List of Other Included Managers:

No.            Name
--             ----
                            *
(1)          ---------------

* Mr. _____________ is the Investment Manager to ________________ and its affiliate, ______________, _____________ and ____________ are treated as a single entity for purposes of the Information Table.


                                    TITLE         CUSIP      MARKET    SHARES OR  SH/  PUT/  INVSTMT            VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS        NUMBER     VALUE     PRN AMT    PRN  CALL  DSCRETN  MANAGER  SOLE  SHARED  NONE
---------------------            ----------     ---------- ----------  --------   ---- ----- -------- -------- ----- ------- ----
ADVANCED AUTO PARTS INC          COM             00751Y106  $ 2,904,750   45,000  SH          SOLE             45,000   0     0
ADVANCED MEDICAL OPTICS IN       COM             00763M108  $ 1,590,000   40,000  SH          SOLE             40,000   0     0
ADVENT SOFTWARE INC              COM             7974108    $ 5,065,466  250,023  SH          SOLE            250,023   0     0
AES CORP                         COM             00130H105  $ 4,422,600  270,000  SH          SOLE            270,000   0     0
ALLIANCE DATA SYSTEM CORP        COM             18581108   $11,356,800  280,000  SH          SOLE            280,000   0     0
AMERICAN STANDARD COMPANIE       COM             29712106   $ 6,707,200  160,000  SH          SOLE            160,000   0     0
APOLLO INVESTMENT CORPORAT       COM             03761U106  $ 4,247,802  230,358  SH          SOLE            230,358   0     0
ASHLAND INC                      COM             44209104   $ 7,546,350  105,000  SH          SOLE            105,000   0     0
AUTOZONE INC                     COM             53332102   $ 5,803,344   62,766  SH          SOLE             62,766   0     0
BJ SERVICES CO                   COM             55482103   $ 5,043,695   96,107  SH          SOLE             96,107   0     0
CALL ATHEROGENICS INC JAN 17.50  CALL            0474396AW  $    47,975   20,200  SH    CALL  SOLE             20,200   0     0
CALL CV THERAPEUTICS JAN 25.00   CALL            1266676AX  $    56,050   23,600  SH    CALL  SOLE             23,600   0     0
CALL DENDREON CORP NOV 7.50      CALL            24823Q5KU  $    78,885  175,300  SH    CALL  SOLE            175,300   0     0
CALL NEUROCRINE BIOSC JAN 45.00  CALL            64125C6AI  $    37,000   10,000  SH    CALL  SOLE             10,000   0     0
CATERPILLAR INC                  COM             149123101  $ 7,624,800   80,000  SH          SOLE             80,000   0     0
CERIDIAN CORP NEW                COM             156779100  $ 5,942,199  305,041  SH          SOLE            305,041   0     0
CHESAPEAKE ENERGY CORP           COM             165167107  $ 2,030,158   89,042  SH          SOLE             89,042   0     0
CHICAGO BRIDGE & IRON C          N Y REGISTRY SH 167250109  $ 2,971,526  129,988  SH          SOLE            129,988   0     0
COMCAST CORP-SPECIAL CL A        CL A            20030N200  $ 5,265,030  175,794  SH          SOLE            175,794   0     0
CRUCELL NV ADR                   SPONSORED ADR   228769105  $ 1,510,853   62,926  SH          SOLE             62,926   0     0
DANAHER CORP                     COM             235851102  $ 7,065,900  135,000  SH          SOLE            135,000   0     0
DICKS SPORTING GOODS INC         COM             253393102  $ 7,139,150  185,000  SH          SOLE            185,000   0     0
DSW INC                          COM             23334L102  $   873,250   35,000  SH          SOLE             35,000   0     0
ENCYSIVE PHARMACEUTICALS I       COM             29256X107  $ 1,544,327  142,861  SH          SOLE            142,861   0     0
ERESEARCHTECHNOLOGY INC          COM             29481V108  $ 4,495,318  335,722  SH          SOLE            335,722   0     0
FISHER SCIENTIFIC INTL INC       COM NEW         338032204  $ 4,218,500   65,000  SH          SOLE             65,000   0     0
GEVITY HR INC                    COM             374393106  $ 3,146,553  157,092  SH          SOLE            157,092   0     0
HALLIBURTON CO                   COM             406216101  $ 6,212,487  129,914  SH          SOLE            129,914   0     0
HEALTHSOUTH CORP                 COM             421924101  $ 1,915,200  342,000  SH          SOLE            342,000   0     0
HUDSON CITY BANCORP              COM             443683107  $ 4,564,000  400,000  SH          SOLE            400,000   0     0
JACUZZI BRANDS INC               COM             469865109  $ 2,241,626  208,912  SH          SOLE            208,912   0     0
KINETIC CONCEPTS INC             COM NEW         49460W208  $ 3,306,000   55,100  SH          SOLE             55,100   0     0
KKR FINANCIAL CORP               COM             482476306  $ 2,500,000  100,000  SH          SOLE            100,000   0     0
MOTOROLA INC                     COM             620076109  $ 3,652,000  200,000  SH          SOLE            200,000   0     0
NATIONAL-OILWELL INC             COM             637071101  $ 1,385,886   29,152  SH          SOLE             29,152   0     0
NEUSTAR INC                      COM             64126X201  $ 1,920,000   75,000  SH          SOLE             75,000   0     0
NORDSTROM INC                    COM             655664100  $ 3,058,650   45,000  SH          SOLE             45,000   0     0
OCCULOGIX INC                    COM             67461T107  $ 1,409,956  168,052  SH          SOLE            168,052   0     0
OMNICARE INC                     COM             681904108  $ 5,677,092  133,799  SH          SOLE            133,799   0     0
PATTERSON ENERGY INC             COM             703481101  $   809,853   29,100  SH          SOLE             29,100   0     0
PER-SE TECHNOLOGIES INC          COM NEW         713569309  $ 1,987,630   94,559  SH          SOLE             94,559   0     0
PFIZER INC                       COM             717081103  $ 2,758,000  100,000  SH          SOLE            100,000   0     0
PUT AMERICAN STANDAR AUG 40      PUT             0297125TH  $   140,000  200,000  SH    PUT   SOLE            200,000   0     0
PUT GARMIN LTD JUL 45.00         PUT             G372605SI  $   144,955   54,700  SH    PUT   SOLE             54,700   0     0
PUT ISHARES RUSL 2000 AUG 63.00  PUT             4642825TK  $    97,500  100,000  SH    PUT   SOLE            100,000   0     0
PUT ISHARES RUSL 2000 AUG 65.00  PUT             4642875TM  $ 1,172,500  700,000  SH    PUT   SOLE            700,000   0     0
PUT KYPHON INC SEP 25.00         PUT             5015775UE  $    48,750  150,000  SH    PUT   SOLE            150,000   0     0
PUT KYPHON INC AUG 25.00         PUT             5015775TE  $    17,500  100,000  SH    PUT   SOLE            100,000   0     0
PUT SECTOR SPDR-INDU SEP 30.00   PUT             8136905UD  $   600,000  600,000  SH    PUT   SOLE            600,000   0     0
PUT SECTOR SPDR-ENER SEP 45.00   PUT             81369Y5US  $   809,100  372,000  SH    PUT   SOLE            372,000   0     0
PUT SECTOR SPDR-INDU SEP 30.00   PUT             8136905UD  $   600,000  600,000  SH    PUT   SOLE            600,000   0     0
PUT WEIGHT WATCHERS  OCT 50.00   PUT             9486265VJ  $   318,750  150,000  SH    PUT   SOLE            150,000   0     0
SEROLOGICALS CORP                COM             817523103  $ 4,781,250  225,000  SH          SOLE            225,000   0     0
SPRINT CORP                      COM FON         852061100  $ 3,010,800  120,000  SH          SOLE            120,000   0     0
STAAR SURGICAL CO NEW            COM PAR $0.01   852312305  $ 1,371,046  276,979  SH          SOLE            276,979   0     0
TEMPLE INLAND INC                COM             879868107  $ 4,272,250  115,000  SH          SOLE            115,000   0     0
THERMO ELECTRON CORP             COM             883556102  $ 1,343,500   50,000  SH          SOLE             50,000   0     0
TRIAD HOSPITALS INC              COM             89579K109  $ 3,005,200   55,000  SH          SOLE             55,000   0     0
UNITED THERAPEUTICS CORP D       COM             91307C102  $ 2,847,656   59,080  SH          SOLE             59,080   0     0
VARIAN MEDICAL SYSTEM INC        COM             92220P105  $ 1,414,658   37,896  SH          SOLE             37,896   0     0
WASHINGTION GROUP INTL INC       COM NEW         938862208  $ 2,732,057   53,444  SH          SOLE             53,444   0     0
WOLVERINE WORLD WIDE INC W       COM             978097103  $ 3,601,500  150,000  SH          SOLE            150,000   0     0
WTS SUPERCONDUCTOR TECH IN       COM             SUPERWTS   $        --   70,165  SH          SOLE             70,165   0     0